Interest Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 30, 2003 USD ($)
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	$ 541		$ 523
Borrowings	$ 12,215		15,827
Period revolving committed bank facilities be available	5 years
Undrawn committed facilities	$ 4,400		4,055
Bonds issued	$ 11,554		9,557	$ 300
Average [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings maturity	7 years
Borrowings interest rate	1.35%
Bonds repaid	$ 750
Bonds issued	2,000
Interest bearing loans and borrowings [member] | Property, plant and equipment [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received	0		1
Letters of guarantee [member] | Loans bank advances derivative obligations and future lease obligations [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	11,600		9,600
Letters of guarantee [member] | Letters of credit [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings	$ 400		$ 400
Revolving credit facility [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Undrawn committed facilities | €		€ 3.5